CONTINGENCIES AND COMMITMENTS (Tables)	9 Months Ended
May 31, 2022
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$94	$69	$-	$-	$163
Environmental Bonds	38	77	67	-	182
Totals	$132	$146	$67	$-	$345